                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-498
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                             AXP STOCK SERIES, INC.
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               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     9/30
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Date of reporting period:7/1/05-3/10/06*
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* RiverSource Stock Fund was merged on March 10, 2006.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00498
Reporting Period: 07/01/2005 - 06/30/2006
AXP Stock Series, Inc.









============================ RIVERSOURCE STOCK FUND ============================

RiverSource Stock Fund (the "Selling Fund") was merged into RiverSource Disciplined Equity Fund, a series of RiverSource Large Cap Series, Inc. (the "Buying Fund") on March 10, 2006. The proxy voting record of the Selling Fund is being reported by the Buying Fund on Form N-PX filed on or about August 28, 2006 (CIK No. 0000049702/File No. 811-2111)

========== END NPX REPORT=

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  AXP Stock Series, Inc.




By (Signature and Title)*     /s/ William F. Truscott
                              -----------------------
                                  William F. Truscott
                                  President

Date                              August 28, 2006


* Print the name and title of each signing officer under his or her signature.